Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income for the year	$ 8,105	$ 16,967	$ 11,779
Other comprehensive income/(loss)	0	0	0
Total comprehensive income	$ 8,105	$ 16,967	$ 11,779